CONVERTIBLE BONDS (Details) In Thousands, except Per Share data, unless otherwise specified			1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Convertible Bonds [Member] CNY	Dec. 31, 2012 Convertible Bonds [Member]	Dec. 31, 2011 Convertible Bonds [Member] CNY	Dec. 31, 2010 Convertible Bonds [Member] CNY	Dec. 10, 2012 Convertible Bonds [Member]	Dec. 10, 2010 Convertible Bonds [Member]	Dec. 31, 2007 Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Convertible Bonds [Member] Minimum [Member]	Dec. 31, 2012 Convertible Bonds [Member] Maximum [Member]
Debt Instrument [Line Items]
Convertible bonds issued										$ 1,110,000
Bonds maturity date					Dec. 10, 2012
Ordinary shares, par value	$ 0.005	$ 0.005
Rate of bonds redemption price to principal amount								102.53%	101.51%
Bonds redemption date					Dec. 10, 2012
Bonds redemption earliest date					Dec. 10, 2010
Bonds gross yield to maturity					0.50%
Redemption term, number of days of consecutive trading days					20 days
Percentage of closing price over conversion price on redemption date											125.00%
Fixed foreign exchange rate, from RMB to US Dollar					7.40
Percentage of principal amount of Bonds that has already been converted, redeemed or purchased and cancelled											90.00%
Number of days bonds can be redeemed prior to put option date											20 days	60 days
Amortization period					2 years
Fair value of bonds						106,922	161,906
Fair value of bonds, percentage of face value						96.50%	103.13%
Repurchase of bonds						46,200	202,800
Repurchase of bonds, percentage of bonds repurchased						4.00%	18.00%
Repurchase of bonds, percentage of repurchase price to face value						98.50%	99.94%
Repurchase of bonds, gains						1,521	2,480
Repayment of matured convertible bonds, face value			17,790	111,945
Repayment of matured convertible bonds, interest expense			$ 450	2,804